Going Concern (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Going Concern (Textual)
Accumulated deficit	$ (22,278,462)	$ (20,379,867)	$ 38,802,561	$ (9,872,774)